Retirement Benefit Obligations - Schedule of Components of Net Periodic Costs (Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Service cost benefits earned during the period	$ 1	$ 1	$ 1
Interest costs on projected benefit obligations	49	40	25
Expected return on plan assets	(49)	(43)	(51)
Amortization of deferred losses	20	19	19
Amortization of prior service credits	(4)	(4)	(4)
Settlements, curtailments and other	11	0	10
Net periodic benefit costs (income) – Total	$ 28	$ 13	$ 0
Defined benefit plan, net periodic benefit (cost) credit, expected return (loss), statement of income or comprehensive income [extensible enumeration]	Other, net	Other, net	Other, net
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost benefits earned during the period	$ 0	$ 0	$ 0
Interest costs on projected benefit obligations	3	2	1
Expected return on plan assets	0	0	0
Amortization of deferred losses	0	0	0
Amortization of prior service credits	(4)	(4)	(4)
Settlements, curtailments and other	0	0	0
Net periodic benefit costs (income) – Total	(1)	(2)	(3)
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost benefits earned during the period	0	0	0
Interest costs on projected benefit obligations	13	11	7
Expected return on plan assets	(12)	(11)	(15)
Amortization of deferred losses	5	5	5
Amortization of prior service credits	0	0	0
Settlements, curtailments and other	0	0	8
Net periodic benefit costs (income) – Total	6	5	5
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost benefits earned during the period	1	1	1
Interest costs on projected benefit obligations	33	27	17
Expected return on plan assets	(37)	(32)	(36)
Amortization of deferred losses	15	14	14
Amortization of prior service credits	0	0	0
Settlements, curtailments and other	11	0	2
Net periodic benefit costs (income) – Total	$ 23	$ 10	$ (2)